RELATED PARTIES BALANCES AND TRANSCATIONS (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Schedule of Transactions Between Related Parties
The Company provides software and consultancy services to certain related parties. Outstanding receivable balances as of December 31, 2022 and 2021 are as follows:

	As of December 31,
Trade receivables	2022	2021
Enigma.art LLC	14	—
Total	14	—

	As of December 31,
Trade payables	2022	2021
Falcon Uru LLC	(574)	—
Total	(574)	—
During the year ended December 31, 2022, 2021 and 2020, the Company recognized the Company recognized the following transactions:

	For the year ended December 31,
	2022	2021	2020
Revenue
Enigma.art LLC	915	—	—
Studio Eter LLC	190	—	—
Total	1,105	—	—

	For the year ended December 31,
	2022	2021		2020
Costs of revenues and Selling, general and administrative expenses
Enigma.art LLC	(75)	—		—
Falcon Uru LLC	(780)	—		—
Total	(855)	—	—	—
The remuneration of directors and other members of key management personnel during each of the three years are as follows:

	For the year ended December 31,
	2022	2021	2020

Salaries and bonuses	6,768	6,709	6,643
Total	6,768	6,709	6,643